Share capital (Tables)	6 Months Ended
Jun. 30, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Issued and Fully Paid Ordinary Shares
ISSUED AND FULLY PAID ORDINARY SHARES OF €0.07 EACH[1]

	Number of shares			Nominal value ($ million)
	A	B	Ordinary shares	A	B	Ordinary shares	Total
At January 1, 2022	4,101,239,499	3,582,892,954		345	296		641
Repurchases of shares before assimilation	—	(34,106,548)		—	(3)		(3)
Assimilation of ordinary A and B shares into ordinary shares on January 29, 2022	(4,101,239,499)	(3,548,786,406)	7,650,025,905	(345)	(293)	638	—
Repurchases of B shares on January 27 and 28, 2022, cancelled as ordinary shares on February 2 and 3, 2022			(507,742)			—	—
Repurchases of shares after assimilation			(294,476,534)			(25)	(25)
At June 30, 2022			7,355,041,629			614	614
At January 1, 2021	4,101,239,499	3,706,183,836		345	306		651
At June 30, 2021	4,101,239,499	3,706,183,836		345	306		651
1. .Share capital at June 30, 2022 also included 50,000 issued and fully paid sterling deferred shares of £1 each.